11. Other Liabilities	12 Months Ended
Jun. 30, 2024
Notes
11. Other Liabilities

11. Other Liabilities

On January 30, 2023, the Company granted 470,000 RSUs to various directors, of which 400,000 RSUs contained a put right option (the “Put Right Option”) where the directors can elect to settle in cash or in equity. These RSUs vest at various stages pending conditions of certain milestones. These RSUs with the Put Right Option are classified as other liabilities on the consolidated statements of financial position.

As at June 30, 2023, these RSUs were measured at a fair value of $820,612 based on a put right exercise price of USD $2.50 (the “Put Right Exercise Price”). During the year ended June 30, 2023, an amount of $285,045 was recorded as stock-based compensation in relation to vesting of these RSUs on the consolidated statements of loss and comprehensive loss.

As at August 9, 2023, 160,000 RSUs with the Put Right Option had met certain milestones required to vest. On September 26, 2023, the Company paid $534,240 (USD $400,000) to redeem these 160,000 RSUs at the Put Right Exercise Price. As at June 30, 2024, the remaining RSUs with the Put Right Option were measured at a fair value of $773,891. During the year ended June 30, 2024, stock-based compensation of $487,520 was recorded in connection to the vesting of these RSUs on the consolidated statements of loss and comprehensive loss (2023 - $820,612; 2022 - $nil).